AWARE ULTRA-SHORT DURATION ENHANCED INCOME ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited)

Principal Amount		Value
ASSET BACKED SECURITIES: 18.8%
	Home Partners of America Trust, Series 2018-1, Class A
$4,264,730	1.006% (1 Month LIBOR USD + 0.900%), 7/17/37 (1)	$4,277,118
	Invitation Homes Trust, Series 2017-SFR2, Class B
9,425,000	1.256% (1 Month LIBOR USD + 1.150%), 12/17/36 (1)	9,454,990
	Invitation Homes Trust, Series 2018-SFR1, Class C
8,000,000	1.356% (1 Month LIBOR USD + 1.250%), 3/17/37 (1)	8,022,010
	Invitation Homes Trust, Series 2018-SFR2, Class B
7,715,000	1.192% (1 Month LIBOR USD + 1.080%), 6/17/37 (1)	7,739,744
	Invitation Homes Trust, Series 2018-SFR3, Class B
7,660,000	1.256% (1 Month LIBOR USD + 1.150%), 7/17/37 (1)	7,704,823
	Invitation Homes Trust, Series 2018-SFR4, Class B
5,000,000	1.356% (1 Month LIBOR USD + 1.250%), 1/17/38 (1)	5,043,790
TOTAL ASSET BACKED SECURITIES
(Cost $41,650,765)		42,242,475

COLLATERALIZED LOAN OBLIGATIONS: 2.5%
	Oaktree EIF III Series II Ltd., Series 2017-IIIA, Class A2
1,345,000	1.673% (3 Month LIBOR USD + 1.450%), 7/17/29 (1)	1,334,440
	Saranac CLO Ltd., Series 2020-8A, Class AN
3,000,000	1.532% (3 Month LIBOR USD + 1.350%), 2/20/33 (1)	3,005,074
	VCO CLO LLC, Series 2018-1A, Class A
1,281,844	1.724% (3 Month LIBOR USD + 1.500%), 7/20/30 (1)	1,283,440
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $5,532,097)		5,622,954

CORPORATE BONDS: 53.8%
Agriculture: 1.3%
	Bunge Ltd Finance Corp.
2,882,000	3.000%, 9/25/22	2,983,087

Auto Manufacturers: 8.1%
	Ford Motor Credit Co., LLC
900,000	1.104% (3 Month LIBOR USD + 0.880%), 10/12/21 (1)	896,798
	General Motors Financial Co., Inc.
2,150,000	1.784% (3 Month LIBOR USD + 1.550%), 1/14/22 (1)	2,174,821
5,450,000	1.550% (3 Month LIBOR USD + 1.310%), 6/30/22 (1)	5,522,670
2,068,000	1.228% (3 Month LIBOR USD + 0.990%), 1/5/23 (1)	2,089,574
	Harley-Davidson Financial Services, Inc.
5,000,000	3.550%, 5/21/21	5,035,150
	Nissan Motor Acceptance Corp.
1,440,000	0.941% (3 Month LIBOR USD + 0.690%), 9/28/22 (1)	1,437,540
	Volkswagen Group of America Finance, LLC
1,000,000	1.141% (3 Month LIBOR USD + 0.940%), 11/12/21 (1)	1,006,088
		18,162,641

Banks: 25.3%
	Barclays PLC
5,250,000	3.200%, 8/10/21	5,317,431
2,180,000	1.574% (3 Month LIBOR USD + 1.380%), 5/16/24 (1)	2,223,165
	BBVA USA
600,000	2.875%, 6/29/22	618,850
	Citigroup, Inc.
565,000	1.296% (3 Month LIBOR USD + 1.070%), 12/8/21 (1)	568,906
4,000,000	4.050%, 7/30/22	4,199,361
4,900,000	0.894% (SOFR + 0.870%), 11/4/22 (1)	4,924,202
5,000,000	1.292% (3 Month LIBOR USD + 1.100%), 5/17/24 (1)	5,085,714
	Citizens Financial Group, Inc.
1,800,000	4.150%, 9/28/22	1,891,034
	Cooperatieve Rabobank UA
2,500,000	3.950%, 11/9/22	2,640,618
	The Goldman Sachs Group, Inc.
3,579,000	1.790% (3 Month LIBOR USD + 1.600%), 11/29/23 (1)	3,709,340
	ING Groep NV
400,000	3.150%, 3/29/22	412,380
	JPMorgan Chase & Co.
2,050,000	3.682% (3 Month LIBOR USD + 3.470%), 4/30/21 (1)(3)	2,045,310
3,791,000	4.005% (3 Month LIBOR USD + 3.800%), 5/1/21 (1)(3)	3,790,185
1,000,000	1.246% (3 Month LIBOR USD + 1.050%), 5/3/23 (1)	1,007,729
	Lloyds Banking Group PLC
1,335,000	1.039% (3 Month LIBOR USD + 0.800%), 6/21/21 (1)	1,338,136
600,000	3.100%, 7/6/21	605,957
	Mitsubishi UFJ Financial Group, Inc.
377,000	1.280% (3 Month LIBOR USD + 1.060%), 9/13/21 (1)	379,046
	Mizuho Financial Group, Inc.
2,900,000	1.360% (3 Month LIBOR USD + 1.140%), 9/13/21 (1)	2,917,120
2,174,000	1.130% (3 Month LIBOR USD + 0.940%), 2/28/22 (1)	2,192,922
1,710,000	1.101% (3 Month LIBOR USD + 0.880%), 9/11/22 (1)	1,729,753
	NatWest Markets PLC
640,000	1.651% (3 Month LIBOR USD + 1.400%), 9/29/22 (1)	652,256
	Sumitomo Mitsui Banking Corp.
330,000	4.850%, 3/1/22	343,691
	Sumitomo Mitsui Financial Group, Inc.
2,582,000	1.363% (3 Month LIBOR USD + 1.140%), 10/19/21 (1)	2,600,479
	UBS Group AG
740,000	1.395% (3 Month LIBOR USD + 1.220%), 5/23/23 (1)	749,416
	Wells Fargo & Co.
800,000	2.100%, 7/26/21	806,142
3,000,000	1.442% (3 Month LIBOR USD + 1.230%), 10/31/23 (1)	3,053,227
	Wells Fargo Bank N.A.
1,150,000	2.082% (3 Month LIBOR USD + 0.650%), 9/9/22 (1)(2)	1,160,603
		56,962,973

Chemicals: 0.3%
	Celanese US Holdings, LLC
400,000	5.875%, 6/15/21	406,301
	Monsanto Co.
204,000	2.750%, 7/15/21	205,365
		611,666
Computers: 1.5%
	Dell International LLC / EMC Corp.
3,000,000	5.450%, 6/15/23	3,290,456

Diversified Financial Services: 0.2%
	Mitsubishi UFJ Lease & Finance Co. Ltd.
500,000	2.250%, 9/7/21	504,639

Electric: 2.8%
	Edison International
5,000,000	2.400%, 9/15/22	5,118,147
	NextEra Energy Capital Holdings, Inc.
1,080,000	0.452% (3 Month LIBOR USD + 0.270%), 2/22/23 (1)	1,080,456
		6,198,603
Insurance: 1.3%
	MetLife, Inc.
2,425,000	3.792% (3 Month LIBOR USD + 3.575%), 3/29/21 (1)(3)	2,419,025
	Protective Life Global Funding
463,000	3.397%, 6/28/21	467,677
		2,886,702
Internet: 0.2%
	Alibaba Group Holding Ltd.
570,000	3.125%, 11/28/21	578,320

Mining: 0.4%
	Glencore Finance Canada Ltd.
800,000	4.950%, 11/15/21	825,146

Miscellaneous Manufacturers: 1.4%
	Carlisle Companies, Inc.
1,000,000	3.750%, 11/15/22	1,048,680
	General Electric Co.
2,195,000	3.520% (3 Month LIBOR USD + 3.330%), 6/15/21 (1)(3)	2,078,314
		3,126,994
Oil & Gas: 2.2%
	Occidental Petroleum Corp.
4,500,000	1.644% (3 Month LIBOR USD + 1.450%), 8/15/22 (1)	4,400,328
	Shell International Finance BV
500,000	1.875%, 5/10/21	501,593
		4,901,921

Pharmaceuticals: 5.5%
	AbbVie, Inc.
5,720,000	2.300%, 11/21/22	5,904,812
	Bayer US Finance II, LLC
1,000,000	3.500%, 6/25/21	1,007,383
2,029,000	2.750%, 7/15/21	2,047,296
950,000	2.200%, 7/15/22	962,621
	Cardinal Health, Inc.
2,000,000	3.200%, 6/15/22	2,068,384
	CVS Health Corp.
300,000	2.125%, 6/1/21	300,936
		12,291,432
Pipelines: 2.0%
	Sabine Pass Liquefaction, LLC
3,150,000	6.250%, 3/15/22	3,289,498
1,086,000	5.625%, 4/15/23 (4)	1,183,547
		4,473,045
Retail: 0.4%
	Lowe’s Companies, Inc.
925,000	3.750%, 4/15/21	927,111

Software: 0.5%
	VMware, Inc.
1,000,000	2.950%, 8/21/22	1,035,062

Transportation: 0.4%
	United Parcel Service, Inc.
1,000,000	2.050%, 4/1/21	1,001,479

TOTAL CORPORATE BONDS
(Cost $119,622,982)		120,761,277

FEDERAL AGENCY OBLIGATIONS: 2.2%
	Federal Farm Credit Banks Funding Corp.
5,000,000	0.290% (FCPR DLY + -2.960%), 10/29/21 (1)	5,004,822
TOTAL FEDERAL AGENCY OBLIGATIONS
(Cost $5,000,000)		5,004,822

U.S. TREASURY NOTES: 0.4%
	United States Treasury Note
1,000,000	1.250%, 10/31/21	1,007,958
TOTAL U.S. TREASURY NOTES
(Cost $1,007,700)		1,007,958

Shares
SHORT-TERM INVESTMENTS: 20.0%
Money Market Funds: 20.0%
44,821,227	First American Treasury Obligations Fund, Class X, 0.030% (5)	44,821,227
TOTAL SHORT-TERM INVESTMENTS
(Cost $44,821,227)		44,821,227

TOTAL INVESTMENTS IN SECURITIES: 97.7%
(Cost $217,634,771)		219,460,713
Other Assets in Excess of Liabilities: 2.3%		5,182,305
TOTAL NET ASSETS: 100.0%		$224,643,018

DLY - Daily
FCPR - Federal Reserve Bank Prime Loan Rate U.S.
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
USD - United States Dollar

(1) Variable rate security; rate shown is the rate in effect on February 28, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(2) Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on February 28, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(3) Perpetual floating rate security. Date shown is next reset date.
(4) Step-up bond; the interest rate shown is the rate in effect as of February 28, 2021.
(5) The rate quoted is the annualized seven-day effective yield as of February 28, 2021.

Summary of Fair Value Exposure at February 28, 2021 (Unaudited)

The Aware Ultra-Short Duration Enhanced Income ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021:

Description	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$-	$42,242,475	$-	$42,242,475
Collateralized Loan Obligations	-	5,622,954	-	5,622,954
Corporate Bonds (1)	-	120,761,277	-	120,761,277
Federal Agency Obligations	-	5,004,822	-	5,004,822
U.S. Treasury Notes		1,007,958	-	1,007,958
Short-Term Investments	44,821,227	-	-	44,821,227
Total Investments in Securities	$44,821,227	$174,639,486	$-	$219,460,713

(1) See Schedule of Investments for industry breakout.